Description of the Business and Summary of Significant Accounting Policies - Additional Information (Details) $ / shares in Units, $ in Thousands					1 Months Ended	3 Months Ended	12 Months Ended
	Dec. 11, 2023 USD ($)	Sep. 08, 2023	Jun. 26, 2023 USD ($) shares	Jun. 22, 2023 USD ($) $ / shares shares	Apr. 30, 2023 employee	Jun. 30, 2023	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($)	May 31, 2023
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Stockholders' equity, reverse stock split		1-for-25
Cost to acquire asset				$ 113,200
Acquired in-process research and development							$ 130,188	$ 0	$ 0
Employee workforce, termination percentage					83.00%	83.00%
Number of employees retained | employee					10
Gross proceeds received in private placement							84,555	0	$ 0
cash and cash equivalents				3,000			188,893	$ 34,863
U.S. Banking Institution
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Cash				$ 2,800
Private Placement
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Gross proceeds received in private placement	$ 180,000		$ 210,000				$ 180,000
Parapyre Option Obligation
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Percentage of annual equity grant of options				1.00%						1.00%
Series A Non Voting Convertible Preferred Stock
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Preferred stock, par value | $ / shares							$ 0.0001	$ 0.0001
Conversion basis				40
Series A Non Voting Convertible Preferred Stock | Private Placement
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Number of shares sold in private placement | shares			721,452
Gross proceeds received in private placement			$ 210,000
Placement agent and other offering expenses in private placement			$ 12,700
Asset Acquisition
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Fixed exchange ratio				0.5494488
Asset Acquisition | Spyre 2023 Equity Incentive Plan
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Number of outstanding and unexercised stock options to purchase (in shares) | shares				2,734
Asset Acquisition | Common Stock
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Number of shares transferred as equity interest in asset acquisition | shares				517,809
Asset Acquisition | Series A Non Voting Convertible Preferred Stock
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Number of shares transferred as equity interest in asset acquisition | shares				364,887
Preferred stock, par value | $ / shares				$ 0.0001
Conversion basis				40
Spyre Therapeutics, Inc.
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Fixed exchange ratio				0.5494488
Cost to acquire asset				$ 113,176
Asset acquisition consideration transferred issuable shares of common stock on an as-converted basis | shares				14,595,480
Acquired in-process research and development				$ 130,188
Asset Acquisition, net liabilities assumed				$ 17,000
Spyre Therapeutics, Inc. | Common Stock
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Number of shares transferred as equity interest in asset acquisition | shares				517,809
Shares issued, price per share (in dollars per share) | $ / shares				$ 7.277
Spyre Therapeutics, Inc. | Spyre 2023 Equity Incentive Plan
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Number of outstanding and unexercised stock options to purchase (in shares) | shares				2,734
Spyre Therapeutics, Inc. | Common Stock
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Number of shares transferred as equity interest in asset acquisition | shares				517,809
Spyre Therapeutics, Inc. | Series A Non Voting Convertible Preferred Stock
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Number of shares transferred as equity interest in asset acquisition | shares				364,887
Preferred stock, par value | $ / shares				$ 0.0001
Conversion basis				40
Shares issued, price per share (in dollars per share) | $ / shares				$ 291.08